S000083700 [Member] Shareholder Fees	Sep. 30, 2025 USD ($)
DoubleLine Commodity Strategy ETF | DoubleLine Commodity Strategy ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0